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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       The Kenwood Group, Inc.
Address:    10 S. LaSalle Street
            Suite 3610
            Chicago, Illinois  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Morrow
Title: Vice President Marketing/Client Services
Phone: (312) 368-1666 ext. 224
Signature, Place, and Date of Signing:

Sharon Morrow     Chicago, IL       October 20, 1999

Report Type (Check only one):

[ X ]   13F HOLDINGS REPORT.

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[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

THIRD QUARTER 1999
                                                    Shares of   Investment Discretion
                    Title                  Market   Principal   (a)     (b)       (c)
Name of Issurer     of Class    Cusip #    Value    Amount      Sole  Shared  Shared Other    Voting Authority
Alliant Energy     Common Stock 460845100  13556077  489610      Sole                              489610
AMR Corp.          Common Stock 001765106   6926405  127090      Sole                              127090
American Greetings Common Stock 026375105   8121679  315405      Sole                              315405
Arden Realty, Inc. Common Stock 039793104  12397500  570000      Sole                              570000
Avnet, Inc.        Common Stock 053807103  12201000  290500      Sole                              290500
BankBoston         Common Stock 06423A103   8341013  192300      Sole                              192300
Bank One Corp.     Common Stock 060716107  11404471  327597      Sole                              327597
Becton Dickinson   Common Stock 075887109   3810888  135800      Sole                              135800
Bergen Bruswig     Common Stock 117043109  10428950 1005200      Sole                              1005200
Borders Group      Common Stock 099709107  15427750 1050400      Sole                              1050400
Bowne & Co., Inc.  Common Stock 103043105  11770950  970800      Sole                              970800
Brunswick Corp.    Common Stock 117043109   6853063  275500      Sole                              275500
Canadian National  Common Stock 136375102   3320977  109558      Sole                              109558
Colonial Bancgroup Common Stock 195493309  10961513  979800      Sole                              979800
CommScope, Inc.    Common Stock 203372107   2309613   71065      Sole                              71065
Diebold            Common Stock 253651103  11999563  518900      Sole                              518900
FDX Corporation    Common Stock 313309106   2865865   73720      Sole                              73720

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Fluor              Common Stock 343861100  13057100  324400      Sole                              324400
Foundation Health  Common Stock 350404109   4995495  529324      Sole                              529324
Hartford Financial Common Stock 416515104    776625   19000      Sole                              19000
Hasbro             Common Stock 418056107   5093544  236909      Sole                              236909
Interstate BakeriesCommon Stock 46072H108  14186400  616800      Sole                              616800
John Harland       Common Stock 412693103   6309413  324600      Sole                              324600
K Mart Corp.       Common Stock 482584109  12181881 1042300      Sole                              1042300
Kansas City SoutherCommon Stock 485170104   1929983   41505      Sole                              41505
King World ProductiCommon Stock 495667107   8122500  216600      Sole                              216600
Mallinckrodt, Inc. Common Stock 561232109  10133944  335700      Sole                              335700
Mattel, Inc.       Common Stock 577081102  12863000  677000      Sole                              677000
Modis Professional Common Stock 607830106   9934850  749800      Sole                              749800
Novell             Common Stock 670006105    734510   35505      Sole                              35505
Occidental PetroleuCommon Stock 674599105   7143775  308920      Sole                              308920
Ocular Sciences    Common Stock 675744106   1954938  100900      Sole                              100900
Pittston Brinks GroCommon Stock 725701106  13664394  589300      Sole                              589300
Sovereign Bancorp  Common Stock 845905108  11697654 1286340      Sole                              1286340
Sterling Software  Common Stock 859547101  14004000  700200      Sole                              700200
COLUMN TOTAL                              301481283


                                                    Shares of   Investment Discretion
                    Title                  Market   Principal   (a)     (b)        (c)
Name of Issurer     of Class    Cusip #    Value    Amount      Sole  Shared   Shared Other   Voting Authority
Symantec Corp.     Common Stock 871503108   5449266  151500     Sole                               151500
Tenneco, Inc.      Common Stock 88037E101   9516600  559800     Sole                               559800
The Limited        Common Stock 532716107   4272525  111700     Sole                               111700
The PMI Group      Common Stock 69344M101  13669622  334425     Sole                               334425
Ultramar Diamond ShCommon Stock 904000106  15130935  593370     Sole                               593370
United Asset Mgmt. Common Stock 909420101  13526975  702700     Sole                               702700
Unocal             Common Stock 915289102  13212781  356500     Sole                               356500
Washington Federal Common Stock 938824109  13386144  577300     Sole                               577300
Wendy's Intl., Inc.Common Stock 950590109   9510850  358900     Sole                               358900
COLUMN TOTAL                               97675698
GRAND TOTAL                               399156981
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $399,156,981


List of Other Included Managers:    N/A